Subsequent Events (Details) - Subsequent Event - USD ($) $ / shares in Units, $ in Thousands	7 Months Ended
	Jul. 29, 2016	Jul. 21, 2016
Maximum aggregate offering price for issuance of limited partner interests	$ 25,000
Installment 2 - FY 2016
Declaration date		Jul. 21, 2016
Payment date		Aug. 12, 2016
Dividends payable date of record		Aug. 10, 2016
Quarterly cash distribution declared per unit		$ 0.4225
Distribution Made To Limited Partner Cash Distributions Paid		$ 8,742